Subsequent events (Details) - Subsequent Events [Member] - USD ($)	3 Months Ended
	Jun. 30, 2026	Apr. 28, 2026	Apr. 16, 2026
Subsequent events (Details) [Line Items]
Net proceeds (in Dollars)	$ 1,424,482
Class B Subordinate Voting Shares [Member]
Subsequent events (Details) [Line Items]
Number of shares issued		84,702
Class B Subordinate Voting Shares [Member]
Subsequent events (Details) [Line Items]
Number of shares issued			94,408